Consolidated Statements Of Changes In Equity (USD $) In Millions, unless otherwise specified	Successor [Member] Common Unitholders [Member]	Successor [Member] Class D Unitholders [Member]	Successor [Member] Subordinated Unitholders [Member]	Successor [Member] General Partner [Member]	Successor [Member] Noncontrolling Interests [Member]	Successor [Member]	Predecessor Equity [Member]	Common Unitholders [Member]	Class D Unitholders [Member]	Subordinated Unitholders [Member]	General Partner [Member]	Accumulated Other Comprehensive (Loss) Income [Member]	Noncontrolling Interests [Member]	Successor [Member]	Total
Balance at Dec. 31, 2008							$ 283.6	$ 429.0		$ (54.6)	$ (4.8)	$ (40.5)	$ 167.7		$ 780.4
Net change in parent advances							(25.5)								(25.5)
Conversion of subordinated units to common units								(52.1)		52.1
Issuance of common units								69.5							69.5
Distributions to unitholders and general partner								(67.7)	(2.1)	(2.1)	(13.4)				(85.3)	[1]
Distributions to noncontrolling interests													(27.0)		(27.0)	[1]
Contributions from DCP Midstream, LLC								0.7							0.7	[1]
Contributions from noncontrolling interests													78.7		78.7	[1]
Issuance of class D units									49.7						49.7
Other								(0.1)							(0.1)
Deficit purchase price over carrying value of acquired assets									19.0						19.0
Acquisition of additional interest in East Texas and the NGL Hedge							(68.0)		4.6						(63.4)
Conversion of class D units into common units								66.8	(66.8)
Comprehensive income:
Net income attributable to predecessor operations							24.2								24.2
Net income	(30.6)	(4.4)	4.6	12.3	8.3	(9.8)									14.4	[1]
Reclassification of cash flow hedges into earnings												20.6			20.6
Net unrealized losses on cash flow hedges						(12.0)	(2.0)					(12.0)			(14.0)
Total comprehensive income							22.2	(30.6)	(4.4)	4.6	12.3	8.6	8.3		21.0
Balance at Dec. 31, 2009							212.3	415.5			(5.9)	(31.9)	227.7		817.7
Net change in parent advances							82.3								82.3
Purchase of additional interest in a subsidiary								1.0					(5.5)		(4.5)
Excess purchase price over acquired assets								(0.8)							(0.8)
Issuance of common units								189.1							189.1
Equity-based compensation								0.2							0.2
Distributions to unitholders and general partner								(85.6)			(16.3)				(101.9)	[2]
Distributions to noncontrolling interests													(25.6)		(25.6)	[2]
Contributions from DCP Midstream, LLC								0.6							0.6	[2]
Contributions from noncontrolling interests													14.3		14.3
Comprehensive income:
Net income attributable to predecessor operations							43.2								43.2
Net income								32.2			15.8		9.2	57.2	100.4	[2]
Reclassification of cash flow hedges into earnings												22.9			22.9
Net unrealized losses on cash flow hedges												(18.7)			(18.7)
Total comprehensive income							43.2	32.2			15.8	4.2	9.2		104.6
Balance at Dec. 31, 2010							337.8	552.2			(6.4)	(27.7)	220.1		1,076.0	[2]
Net change in parent advances							15.3								15.3
Acquisition of Southeast Texas							(114.3)								(114.3)
Excess purchase price over acquired assets								(34.8)				(0.9)			(35.7)	[3]
Issuance of common units								169.9							169.9
Equity-based compensation								3.4							3.4
Distributions to DCP Midstream, LLC								(2.6)							(2.6)
Distributions to unitholders and general partner								(108.9)			(23.5)				(132.4)	[3]
Distributions to noncontrolling interests													(44.8)		(44.8)	[3]
Contributions from noncontrolling interests													18.3		18.3	[3]
Comprehensive income:
Net income attributable to predecessor operations							20.4								20.4
Net income	75.2			25.2	18.8	119.2									139.6	[3]
Reclassification of cash flow hedges into earnings												20.7			20.7
Net unrealized losses on cash flow hedges						(13.3)	(1.8)					(13.3)			(15.1)
Total comprehensive income							18.6	75.2			25.2	7.4	18.8		145.2
Balance at Dec. 31, 2011							$ 257.4	$ 654.4			$ (4.7)	$ (21.2)	$ 212.4		$ 1,098.3	[3]

[1]	The financial information as of December 31, 2009 includes the results of our 100% interest in Southeast Texas and commodity derivative instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfers occurred at the beginning of the period, and prior years were retrospectively adjusted to furnish comparative information similar to the pooling method.
[2]	The financial information as of December 31, 2010 includes the results of our 100% interest in Southeast Texas and commodity derivative instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfers occurred at the beginning of the period, and prior years were retrospectively adjusted to furnish comparative information similar to the pooling method.
[3]	The financial information as of December 31, 2011 includes the results of our 100% interest in Southeast Texas and commodity derivative instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfers occurred at the beginning of the period, and prior years were retrospectively adjusted to furnish comparative information similar to the pooling method.